Segment and corporate information- Segment Activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue from contracts with external customers	€ 16,232,793,000
other revenue	314,080,000
Revenue external customers	16,546,873,000	€ 17,783,572,000	€ 16,569,715,000
Inter - segment revenue	0
Revenue	16,546,873,000	17,783,572,000	16,569,715,000
Segment operating income	3,037,798,000	2,362,439,000	2,408,902,000
Interest	301,062,000	364,824,000	363,408,000
Income before income taxes	2,736,736,000	1,997,615,000	2,045,494,000
Depreciation and amortization	724,847,000	735,479,000	701,536,000
Income (loss) from equity method investees	(73,346,000)	(67,199,000)	(58,639,000)
Total assets	26,242,268,000	24,025,215,000	25,503,639,000
thereof investments in equity method investees	649,780,000	647,009,000	598,154,000
Additions of property, plant and equipment and intangible assets	1,154,965,000	992,957,000	973,334,000
North America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	11,347,963,000
other revenue	221,769,000
Revenue external customers	11,569,732,000	12,878,665,000	12,030,093,000
Inter - segment revenue	1,609,000	1,898,000	3,105,000
Revenue	11,571,341,000	12,880,563,000	12,033,198,000
Segment operating income	2,665,187,000	2,086,391,000	1,936,079,000
Depreciation and amortization	377,836,000	398,235,000	389,217,000
Income (loss) from equity method investees	75,279,000	71,739,000	58,547,000
Total assets	16,936,645,562.24	15,556,146,000	17,281,951,000
thereof investments in equity method investees	348,096,000	342,462,000	289,400,000
Additions of property, plant and equipment and intangible assets	598,988,000	526,652,000	522,406,000
EMEA Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	2,559,485,000
other revenue	27,073,000
Revenue external customers	2,586,558,000	2,547,055,000	2,409,110,000
Inter - segment revenue	304,000	16,000	0
Revenue	2,586,862,000	2,547,071,000	2,409,110,000
Segment operating income	398,683,000	443,725,000	474,396,000
Depreciation and amortization	116,384,000	119,044,000	109,128,000
Income (loss) from equity method investees	(4,322,000)	(7,159,000)	(2,637,000)
Total assets	3,612,800,000	3,585,486,000	3,576,784,000
thereof investments in equity method investees	178,886,000	181,870,000	187,169,000
Additions of property, plant and equipment and intangible assets	158,974,000	130,755,000	118,671,000
Asia-Pacific Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	1,627,715,000
other revenue	61,638,000
Revenue external customers	1,689,353,000	1,623,312,000	1,474,132,000
Inter - segment revenue	633,000	356,000	31,000
Revenue	1,689,986,000	1,623,668,000	1,474,163,000
Segment operating income	303,956,000	313,042,000	289,434,000
Depreciation and amortization	45,475,000	45,401,000	43,344,000
Income (loss) from equity method investees	2,125,000	1,919,000	1,372,000
Total assets	2,322,284,000	2,074,150,000	1,762,903,000
thereof investments in equity method investees	98,741,000	98,281,000	96,513,000
Additions of property, plant and equipment and intangible assets	53,962,000	52,861,000	49,907,000
Latin America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	682,894,000
other revenue	3,600,000
Revenue external customers	686,494,000	719,792,000	643,373,000
Inter - segment revenue	240,000	374,000	241,000
Revenue	686,734,000	720,166,000	643,614,000
Segment operating income	28,848,000	58,349,000	59,162,000
Depreciation and amortization	22,344,000	17,929,000	15,577,000
Income (loss) from equity method investees	264,000	700,000	1,357,000
Total assets	719,334,000	670,126,000	691,980,000
thereof investments in equity method investees	24,057,000	24,396,000	25,072,000
Additions of property, plant and equipment and intangible assets	26,894,000	41,637,000	33,414,000
Operating Segments
Disclosure of operating segments [line items]
Revenue from contracts with external customers	16,218,057,000
other revenue	314,080,000
Revenue external customers	16,532,137,000	17,768,824,000	16,556,708,000
Inter - segment revenue	2,786,000	2,644,000	3,377,000
Revenue	16,534,923,000	17,771,468,000	16,560,085,000
Segment operating income	3,396,674,000	2,901,507,000	2,759,071,000
Depreciation and amortization	562,039,000	580,609,000	557,266,000
Income (loss) from equity method investees	73,346,000	67,199,000	58,639,000
Total assets	23,591,063,562.24	21,885,908,000	23,313,618,000
thereof investments in equity method investees	649,780,000	647,009,000	598,154,000
Additions of property, plant and equipment and intangible assets	838,818,000	751,905,000	724,398,000
Corporate
Disclosure of operating segments [line items]
Revenue from contracts with external customers	14,736,000
other revenue	0
Revenue external customers	14,736,000	14,748,000	13,007,000
Inter - segment revenue	(2,786,000)	(2,644,000)	(3,377,000)
Revenue	11,950,000	12,104,000	9,630,000
Segment operating income	(358,876,000)	(539,068,000)	(350,169,000)
Depreciation and amortization	162,808,000	154,870,000	144,270,000
Income (loss) from equity method investees	0		0
Total assets	2,651,204,000	2,139,307,000	2,190,021,000
thereof investments in equity method investees	0	0	0
Additions of property, plant and equipment and intangible assets	€ 316,147,000	€ 241,052,000	€ 248,936,000